Restricted Bank Balance, Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restricted Bank Balance, Cash and Cash Equivalents [Abstract]
Restricted bank balances	$ 8,500,000	$ 8,500,000
Liquidity account	6,898,540	7,195,790
Escrow amount		5,000,057
Amount transferred to escrow account		200,000
Amount transferred to escrow account for each		100,000
Trade and accounts payables		$ 21,416,246